LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

8.    LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

	December 31, 2020	December 31, 2019
Balance, beginning of period	$236.6	$162.8
Acquisitions via business combinations	262.6	4.0
Adjustment related to prior year acquisitions	—	5.9
Provisions	266.0	78.7
Accretion	6.9	6.1
Expenditures	(21.7)	(15.3)
Changes in foreign exchange	(14.8)	(5.6)
Balance, end of period	735.6	236.6
Less: Current portion	(55.3)	(25.6)
	$680.3	$211.0

The present value of GFL’s future landfill closure and post-closure obligations have been estimated by management based on GFL’s cost, in today’s dollars, to settle closure and post-closure obligations at its landfills, projected timing of these expenditures and the application of discount and inflation rates. GFL used a risk-free discount rate of 1.21% in Canada and 1.65% in the United States as at December 31, 2020 (1.76% in Canada and 2.39% in the United States as at December 31, 2019) and an inflation rate of 1.60% in Canada and 1.74% in the United States (2.00% in Canada and 1.52% in the United States as at December 31, 2019) to calculate the present value of the landfill closure and post-closure obligations. Obligations acquired through business combinations are initially valued at fair value using a credit adjusted discount rate. Reducing the discount rate to the risk free rate resulted in a one-time increase to the liability of $231.7 million included in the provisions line item in the table above for the year ended December 31, 2020 ($nil for the year ended December 31, 2019).

The landfill closure and post-closure obligation matures as follows:

Less than 1 year	$55.3
Between 1-2 years	38.0
Between 2-5 years	83.5
Over 5 years	558.8
$735.6

Funded landfill post-closure assets

GFL is required to deposit monies into a social utility trust for the purpose of settling post closure costs at the landfills it owns in Quebec. The funding amount is established by the Quebec Government based on each cubic meter of waste accepted and payment is due quarterly. Additionally, GFL is required to deposit funds in a trust for the payment of post-closure obligations related to a municipal solid waste landfill located in Georgia. At December 31, 2020, included in other long-term assets are funded landfill post closure obligations, representing the fair value of legally restricted assets, totaling $19.3 million ($17.7 million as at December 31, 2019).